LAND USE RIGHTS, NET (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Less: accumulated amortization	(139,081)	(131,466)
Intangible assets, net	60,955
Amortization expenses	16,818	22,586	27,922
Estimated future amortization expenses of continuing operations
2015	8,269
2016	6,541
2017	4,784
2018	4,385
2019	4,270
Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
Land use rights	2,218	2,218
Less: accumulated amortization	(237)	(193)
Intangible assets, net	1,981	2,025
Amortization expenses	44	44	44
Estimated future amortization expenses of continuing operations
2015	44
2016	44
2017	44
2018	44
2019	44